Supplementary Financial Statement Information (Details) - Schedule of financial expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Foreign currencies exchange gain	$ 792
Finance income	792
Financial expenses
Bank commissions	(16)	(25)	(11)
Interest on long term loans and lease liability	(53)	(54)	(28)
Other – Mainly foreign currencies exchange loss		(72)	(44)
Financial expenses	(69)	(151)	(83)
Financial income (loss) - net	$ 723	$ (151)	$ (83)